Vessel Operating Expenses, detail (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Operating Expense
Crew wages and related costs	$ 16,052	$ 12,379
Insurance	2,544	2,066
Repairs, maintenance and drydocking costs	2,238	1,455
Spares, stores and provisions	5,502	4,692
Lubricants	2,500	2,803
Taxes	423	178
Miscellaneous	1,822	1,173
Total	$ 31,081	$ 24,746